Fair Value (Assets Measured at Fair Value on a Non-recurring Basis) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Level 1 [Member]
Equity-method investments	¥ 1,712	[1]	¥ 511	[2]
Cost-method investments
High Functional Materials & Components segment		[3]
Components & Devices Segment		[3]		[4]
Other				[4]
Total	1,712		511
Level 2 [Member]
Equity-method investments		[1]		[2]
Cost-method investments
High Functional Materials & Components segment		[3]
Components & Devices Segment		[3]		[4]
Other				[4]
Total
Level 3 [Member]
Equity-method investments		[1]	86,100	[2]
Cost-method investments	8,066		1,273
High Functional Materials & Components segment	7,755	[3]
Components & Devices Segment	18,046	[3]	47,976	[4]
Other	1,716		5,856	[4]
Total	35,583		141,205
Total Gains (Losses) [Member]
Equity-method investments	(4,741)	[1]	(15,169)	[2]
Cost-method investments	(3,180)		(1,005)
High Functional Materials & Components segment	(10,956)	[3]
Components & Devices Segment	(16,561)	[3]	(18,611)	[4]
Other	(7,653)		(6,585)	[4]
Total	¥ (43,091)		¥ (41,370)

[1]	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
[2]	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
[3]	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.
[4]	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.